Pension and OPEB Plans (Schedule of Pension and OPEB Plan Costs) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 6	$ 6	$ 19	$ 18	$ 23	$ 31	$ 33
Interest cost	30	30	90	91	123	90	84
Expected return on assets	(29)	(33)	(87)	(97)	(125)	(104)	(99)
Amortization of net loss	1	1	3	2	1	32	52
Net pension and OPEB costs	8	4	25	14	22	49	70
Net adjustments	(2)		(7)	6	6	(6)	(25)
Net pension and OPEB costs recognized as operation and maintenance expense or other deductions	6	4	18	20	$ 28	$ 43	$ 45
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate					4.94%	2.75%	2.40%
Expected return on plan assets					6.04%	4.70%	4.35%
Rate of compensation increase					5.34%	4.98%	4.80%
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)					$ 27	$ 50	$ (164)
Amortization of net gain (loss)					(1)	(32)	(52)
Total recognized as regulatory assets or other comprehensive income					26	18	(216)
Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income					54	61	(171)
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	1	3	3	2	4	5
Interest cost	8	8	24	24	33	25	26
Expected return on assets	(2)	(2)	(6)	(6)	(7)	(8)	(7)
Amortization of prior service cost (credit)							(17)
Amortization of net loss	(2)	(8)	(6)	(24)	(33)	(1)	18
Net pension and OPEB costs	5	(1)	15	(3)	(5)	20	25
Net adjustments	(2)	3	(8)	17	21	11	6
Net pension and OPEB costs recognized as operation and maintenance expense or other deductions	$ 3	$ 2	$ 7	$ 14	$ 16	$ 31	$ 31
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate			4.99%		5.19%	2.91%	2.58%
Expected return on plan assets			6.72%		6.94%	5.61%	5.24%
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)					$ (11)	$ (157)	$ (142)
Amortization of net gain (loss)					33	1	(18)
Amortization of prior service credit							17
Total recognized as regulatory assets or other comprehensive income					22	(156)	(143)
Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income					$ 38	$ (125)	$ (112)